Summary of Significant Accounting Policies - Schedule of Disaggregates Product Sales by Business Segment and by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	$ 61,332	$ 67,610	$ 69,368
Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	8,947	11,206	12,392
Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	52,385	56,404	56,976
United States of America [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	7,554	6,081	7,925
United States of America [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	1,195	967	1,083
United States of America [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	6,359	5,114	6,842
PRC [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	18,314	22,448	22,121
PRC [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	7,292	9,279	8,202
PRC [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	11,022	13,169	13,919
United Kingdom [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	10,453	10,917	11,985
United Kingdom [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	4	24	12
United Kingdom [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	10,449	10,893	11,973
Hong Kong [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	6,385	6,908	8,225
Hong Kong [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	405	883	3,031
Hong Kong [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	5,980	6,025	5,194
Europe [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	9,286	12,546	10,016
Europe [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	32	44	53
Europe [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	9,254	12,502	9,963
Canada [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	5,086	3,882	2,988
Canada [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales
Canada [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	5,086	3,882	2,988
Others [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	4,254	4,828	6,108
Others [Member] | Injection Molded Plastic Parts [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales		9	11
Others [Member] | Electronic Products [Member]
Schedule of Disaggregates Product Sales by Business Segment and by Geography [Line Items]
Total net sales	$ 4,235	$ 4,819	$ 6,097